Net finance (costs)/income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net finance (costs)/income
Interest payable on bank loans and overdrafts	£ (3,076)	£ (3,058)	£ (1,952)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(30,671)	(19,975)	(17,262)
Interest payable on lease liabilities (Note 14)	(208)	(97)	(109)
Amortization of issue costs on secured term loan facility and senior secured notes	(745)	(713)	(626)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(58,738)
Unwinding of discount relating to registrations	(8,326)	(2,363)	(892)
Reclassified from hedging reserve			(14,631)
Interest on provisions	(287)
Hedge ineffectiveness on cash flow hedges		(971)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(1,604)
Foreign currency options			(939)
Total finance costs	(44,917)	(85,915)	(36,411)
Interest receivable on short-term bank deposits	728	145	3
Foreign exchange gains on retranslation of unhedged US dollar borrowings	22,375		48,015
Reclassified from hedging reserve		326
Hedge ineffectiveness on cash flow hedges	420		1,234
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives		23,205	58
Total finance income	23,523	23,676	49,310
Net finance (costs)/income	£ (21,394)	£ (62,239)	£ 12,899